Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED DECEMBER 9, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2024, OF
FRANKLIN INCOME FOCUS ETF (THE “FUND”)
Effective January 1, 2025, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows:
I.	The following replaces the second paragraph under the “Fund Summary – Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus:
The Fund may invest up to 40% of its assets in equity-linked notes (ELNs). ELNs are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities (usually a common stock or broad market equity index) and a related equity derivative, such as a put or call option, in a single note form.

Franklin Income Focus ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED DECEMBER 9, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2024, OF
FRANKLIN INCOME FOCUS ETF (THE “FUND”)
Effective January 1, 2025, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows:
I.	The following replaces the second paragraph under the “Fund Summary – Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus:
The Fund may invest up to 40% of its assets in equity-linked notes (ELNs). ELNs are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities (usually a common stock or broad market equity index) and a related equity derivative, such as a put or call option, in a single note form.